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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04963
                                   ---------------------------------------------

                                The Berwyn Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1189 Lancaster Avenue             Berwyn, Pennsylvania             19312
--------------------------------------------------------------------------------
        (Address of principal executive offices)                   (Zip code)

                                  Kevin M. Ryan

The Killen Group, Inc.    1189 Lancaster Avenue    Berwyn, Pennsylvania    19312
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222
                                                    ----------------------------

Date of fiscal year end:        December 31, 2008
                           --------------------------------

Date of reporting period:       March 31, 2008
                           --------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

BERWYN FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 88.7%                                    VALUE
--------------------------------------------------------------------------------

             AEROSPACE/DEFENSE -- 2.6%
   113,666   Ducommun, Inc. +                                      $  3,145,138
                                                                   ------------

             AIRLINES -- 2.2%
   129,700   SkyWest, Inc.                                            2,739,264
                                                                   ------------

             AUTO PARTS & EQUIPMENT -- 4.6%
   433,600   Exide Technologies +                                     5,662,816
                                                                   ------------

             AUTO - TRUCK TRAILERS -- 2.7%
   365,075   Wabash National Corp.                                    3,282,024
                                                                   ------------

             BANKS -- 6.0%
   193,500   Old National Bancorp                                     3,483,000
   123,270   Suffolk Bancorp                                          3,895,332
                                                                   ------------
                                                                      7,378,332
                                                                   ------------
             BUILDING MATERIALS -- 0.1%
    23,290   Patrick Industries, Inc. +                                 159,536
                                                                   ------------

             COMMERCIAL PRINTING -- 4.6%
    94,531   Courier Corp.                                            2,351,931
   199,500   Ennis, Inc.                                              3,347,610
                                                                   ------------
                                                                      5,699,541
                                                                   ------------
             COMPUTERS -- 4.3%
   228,300   Agilysys, Inc.                                           2,648,280
   536,200   CIBER, Inc. +                                            2,627,380
                                                                   ------------
                                                                      5,275,660
                                                                   ------------
             ELECTRICAL COMPONENTS & EQUIPMENT -- 2.8%
   264,700   Advanced Energy Industries, Inc. +                       3,509,922
                                                                   ------------

             ELECTRONICS -- 2.6%
   275,425   Methode Electronics, Inc.                                3,219,718
                                                                   ------------

             FOOD -- 3.9%
   205,800   Chiquita Brands International, Inc. +                    4,756,038
                                                                   ------------

             HAND/MACHINE TOOLS -- 0.4%
    35,050   Hardinge, Inc.                                             481,938
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 88.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             HEALTH CARE - SERVICES -- 3.5%
   113,500   LifePoint Hospitals, Inc. +                           $  3,114,440
    80,950   RehabCare Group, Inc. +                                  1,214,250
                                                                   ------------
                                                                      4,328,690
                                                                   ------------
             HOME FURNISHINGS -- 5.8%
   108,000   Ethan Allen Interiors, Inc.                              3,070,440
   179,512   Hooker Furniture Corp.                                   4,003,118
                                                                   ------------
                                                                      7,073,558
                                                                   ------------
             INSURANCE -- 9.0%
   381,900   American Equity Investment Life Holding Co.              3,544,032
    89,538   FPIC Insurance Group, Inc. +                             4,216,344
   190,350   Horace Mann Educators Corp.                              3,327,318
                                                                   ------------
                                                                     11,087,694
                                                                   ------------
             INVESTMENT BANK/BROKER -- 1.9%
   528,100   LaBranche & Co., Inc. +                                  2,297,235
                                                                   ------------

             MISCELLANEOUS MANUFACTURING -- 2.6%
   381,900   Sturm, Ruger & Co., Inc. +                               3,146,856
                                                                   ------------

             OIL & GAS -- 5.3%
   209,400   Callon Petroleum Co. +                                   3,788,046
    82,600   Southwestern Energy Co. +                                2,782,794
                                                                   ------------
                                                                      6,570,840
                                                                   ------------
             OIL & GAS SERVICES -- 7.3%
    64,675   CARBO Ceramics, Inc.                                     2,593,468
   118,931   Gulf Island Fabrication, Inc.                            3,415,698
   164,575   ION Geophysical Corp. +                                  2,271,135
   131,550   Newpark Resources, Inc. +                                  670,905
                                                                   ------------
                                                                      8,951,206
                                                                   ------------
             RECREATIONAL VEHICLES -- 2.6%
   334,425   Monaco Coach Corp.                                       3,170,349
                                                                   ------------

             RETAIL -- 1.6%
    84,200   Genesco, Inc. +                                          1,945,862
                                                                   ------------

             RETAIL - FOOD -- 2.8%
   138,025   Ingles Markets, Inc. - Class A                           3,387,134
                                                                   ------------

             SAVINGS & LOANS -- 0.7%
    61,943   CFS Bancorp, Inc.                                          890,121
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 88.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             SEMICONDUCTORS -- 5.3%
   201,150   Cohu, Inc.                                            $  3,266,676
   326,300   Rudolph Technologies, Inc. +                             3,187,951
                                                                   ------------
                                                                      6,454,627
                                                                   ------------
             TELECOMMUNICATIONS EQUIPMENT -- 1.7%
   389,287   Tollgrade Communications, Inc. +                         2,039,864
                                                                   ------------

             TRANSPORTATION -- 1.8%
   172,800   YRC Worldwide, Inc. +                                    2,272,320
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $116,079,163)               $108,926,283
                                                                   ------------

================================================================================
    SHARES   EXCHANGE TRADED FUNDS -- 2.7%                             VALUE
--------------------------------------------------------------------------------

    50,000   iShares Russell 2000 Value Index Fund
               (Cost $3,869,664)                                   $ 3,278,500
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 9.0%                                VALUE
--------------------------------------------------------------------------------

 5,551,285   First American Government Obligations Fund -
               Class Y                                             $  5,551,285
 5,551,285   First American Treasury Obligations Fund - Class Y       5,551,285
                                                                   ------------

             TOTAL MONEY MARKET FUNDS (Cost $11,102,570)           $ 11,102,570
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 100.4%
             (Cost $131,051,397)                                   $123,307,353

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)           (441,775)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $122,865,578
                                                                   ============

+     Non-income producing security.

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 21.5%                                    VALUE
--------------------------------------------------------------------------------

             AUTO PARTS -- 1.0%
   147,800   Gentex Corp.                                          $  2,530,336
                                                                   ------------

             BANKS -- 2.8%
   165,000   Old National Bancorp                                     2,970,000
    59,896   Suffolk Bancorp                                          1,892,714
    55,000   U.S. Bancorp                                             1,779,800
                                                                   ------------
                                                                      6,642,514
                                                                   ------------
             COMMERCIAL PRINTING -- 1.2%
   170,800   Ennis, Inc.                                              2,866,024
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES -- 0.7%
    40,000   JPMorgan Chase & Co.                                     1,718,000
                                                                   ------------

             ELECTRIC UTILITIES -- 0.8%
    36,000   Great Plains Energy, Inc.                                  887,400
    33,003   MGE Energy, Inc.                                         1,120,782
                                                                   ------------
                                                                      2,008,182
                                                                   ------------
             ELECTRONICS -- 1.5%
   310,000   Methode Electronics, Inc.                                3,623,900
                                                                   ------------

             FOOD -- 1.1%
    35,000   ConAgra Foods, Inc.                                        838,250
    56,000   Kraft Foods, Inc. - Class A                              1,736,560
                                                                   ------------
                                                                      2,574,810
                                                                   ------------
             GAS UTILITIES -- 1.0%
    46,000   Atmos Energy Corp.                                       1,173,000
    43,300   Vectren Corp.                                            1,161,739
                                                                   ------------
                                                                      2,334,739
                                                                   ------------
             HEALTH CARE - PRODUCTS -- 1.2%
    43,000   Johnson & Johnson                                        2,789,410
                                                                   ------------

             MEDICAL SUPPLIES -- 1.2%
    58,000   Hillenbrand Industries, Inc.                             2,772,400
                                                                   ------------

             MISCELLANEOUS MANUFACTURING -- 1.3%
    81,500   General Electric Co.                                     3,016,315
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 21.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             MOTORCYCLES -- 0.8%
    53,000   Harley-Davidson, Inc.                                 $  1,987,500
                                                                   ------------

             OTHER FINANCIAL SERVICES -- 0.4%
   113,807   Medallion Financial Corp.                                1,029,953
                                                                   ------------

             PHARMACEUTICALS -- 3.7%
    28,000   Abbott Laboratories                                      1,544,200
    66,000   AstraZeneca PLC - ADR                                    2,507,340
    63,500   GlaxoSmithKline PLC - ADR                                2,694,305
   103,500   Pfizer Inc.                                              2,166,255
                                                                   ------------
                                                                      8,912,100
                                                                   ------------
             RETAIL - FOOD -- 0.6%
    54,825   Ingles Markets, Inc. - Class A                           1,345,405
                                                                   ------------

             SEMICONDUCTORS -- 1.1%
    20,000   Analog Devices, Inc.                                       590,400
   100,000   Intel Corp.                                              2,118,000
                                                                   ------------
                                                                      2,708,400
                                                                   ------------
             SOFTWARE -- 1.1%
    97,500   Microsoft Corp.                                          2,758,275
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $52,034,266)                $ 51,618,263
                                                                   ------------

================================================================================
    SHARES   PREFERRED STOCKS -- 1.0%                                  VALUE
--------------------------------------------------------------------------------

             REAL ESTATE INVESTMENT TRUSTS -- 1.0%
    76,000   Grace Acquisition PFD B                               $  1,042,629
    53,563   Realty Income Corp. PFD                                  1,365,321
                                                                   ------------
             TOTAL PREFERRED STOCKS (Cost $3,125,802)              $  2,407,950
                                                                   ------------

================================================================================
 PAR VALUE   CORPORATE BONDS -- 58.1%                                  VALUE
--------------------------------------------------------------------------------

             AEROSPACE/DEFENSE -- 1.2%
$3,000,000   Hexcel Corp. 6.75% 02/01/15                           $  2,902,500
                                                                   ------------

             AIRLINES -- 0.7%
 1,750,000   Southwest Airlines Co. 5.25% 10/01/14                    1,694,768
                                                                   ------------

             AUTO - TRUCK TRAILERS -- 2.0%
 4,800,000   Wabash National Corp. 3.25% 08/01/08 CV                  4,770,000
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS -- 58.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

             BOOK PUBLISHING -- 0.9%
$2,430,000   McGraw-Hill Cos., Inc. (The) 6.55% 11/15/37           $  2,299,633
                                                                   ------------

             CHEMICALS -- 0.4%
 1,000,000   Union Carbide Corp. 6.70% 04/01/09                       1,013,375
                                                                   ------------

             COMMERCIAL PRINTING -- 2.0%
 5,895,000   Cenveo, Inc. 7.875% 12/01/13                             4,774,950
                                                                   ------------

             COMPUTER SERVICES -- 2.0%
 5,000,000   CIBER, Inc. 2.875% 12/15/23 CV                           4,843,750
                                                                   ------------

             CONSUMER PRODUCTS -- 2.1%
 5,088,000   Church & Dwight Co., Inc. 6.00% 12/15/12                 4,960,800
                                                                   ------------

             CORRECTIONAL FACILITIES -- 1.3%
    38,000   Corrections Corp. of America 7.50% 05/01/11                 38,380
 3,045,000   GEO Group, Inc. (The) 8.25% 07/15/13                     3,067,838
                                                                   ------------
                                                                      3,106,218
                                                                   ------------
             COSMETICS/PERSONAL CARE -- 2.0%
 4,980,000   Chattem, Inc. 7.00% 03/01/14                             4,843,050
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES -- 0.7%
 2,000,000   CIT Group, Inc. 3.19%* floating rate 08/17/09            1,680,196
                                                                   ------------

             ELECTRIC UTILITIES -- 5.2%
 3,000,000   Black Hills Corp. 6.50% 05/15/13                         3,089,457
 4,175,000   Constellation Energy Group, Inc. 4.55% 06/15/15          3,840,979
 1,884,000   Duke Energy Corp. 6.52% 03/15/09                         1,930,861
 3,577,000   PSEG Power, Inc. 5.50% 12/01/15                          3,548,084
                                                                   ------------
                                                                     12,409,381
                                                                   ------------
             FOOD -- 1.7%
 2,679,000   Chiquita Brands International, Inc. 7.50% 11/01/14       2,263,755
 2,018,000   Chiquita Brands International, Inc. 8.875% 12/01/15      1,780,885
                                                                   ------------
                                                                      4,044,640
                                                                   ------------
             HEALTH CARE - EQUIPMENT -- 0.9%
 2,000,000   Bard (C.R.), Inc. 6.70% 12/01/26                         2,070,478
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS -- 58.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

             HEALTH CARE - SERVICES -- 3.1%
$4,350,000   Humana, Inc. 6.30% 08/01/18                           $  4,323,482
 3,226,000   Omnicare, Inc. 6.125% 06/01/13                           2,838,880
   275,000   Omnicare, Inc. 6.75% 12/15/13                              245,438
                                                                   ------------
                                                                      7,407,800
                                                                   ------------
             INFORMATION SERVICES -- 0.8%
 2,070,000   Equifax, Inc. 6.90% 07/01/28                             1,990,733
    30,000   Equifax, Inc. 7.00% 07/01/37                                26,792
                                                                   ------------
                                                                      2,017,525
                                                                   ------------
             INSURANCE -- 3.2%
 4,900,000   American Equity Investment Life Co. 5.25% 12/06/24 CV    4,722,375
 2,985,000   CNA Financial Corp. 6.60% 12/15/08                       3,029,733
                                                                   ------------
                                                                      7,752,108
                                                                   ------------
             MEDIA -- 1.8%
   240,000   Comcast Corp. 6.20% 11/15/08                               242,869
 1,256,000   Comcast Corp. 5.30% 01/15/14                             1,232,636
 1,664,000   TCI Communications, Inc. 7.875% 02/15/26                 1,753,305
 1,000,000   TCI Communications, Inc. 7.125% 02/15/28                 1,006,766
                                                                   ------------
                                                                      4,235,576
                                                                   ------------
             METAL PRODUCTS -- 0.4%
 1,000,000   Valmont Industries, Inc. 6.875% 05/01/14                   985,000
                                                                   ------------

             PACKAGING & CONTAINERS -- 2.2%
 5,596,000   Silgan Holdings, Inc. 6.75% 11/15/13                     5,232,260
                                                                   ------------

             PHARMACEUTICALS -- 1.4%
 3,500,000   Valeant Pharmaceuticals International 7.00% 12/15/11     3,333,750
                                                                   ------------

             REAL ESTATE INVESTMENT TRUSTS -- 1.9%
 2,000,000   Health Care REIT, Inc. 8.00% 09/12/12                    2,065,486
 2,520,000   Health Care REIT, Inc. 6.00% 11/15/13                    2,419,278
                                                                   ------------
                                                                      4,484,764
                                                                   ------------
             RETAIL -- 4.5%
 2,250,000   Home Depot, Inc. (The) 5.875% 12/16/36                   1,836,828
 5,108,000   Pantry, Inc. (The) 7.75% 02/15/14                        4,495,040
 2,000,000   Wal-Mart Stores, Inc. 5.25% 09/01/35                     1,770,042
 3,025,000   Woolworth Co. 8.50% 01/15/22                             2,662,000
                                                                   ------------
                                                                     10,763,910
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS -- 58.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

             RETAIL - FOOD -- 2.1%
$5,025,000   Ingles Markets, Inc. 8.875% 12/01/11                  $  5,075,250
                                                                   ------------

             RETAIL - RESTAURANTS -- 0.8%
 2,000,000   YUM! Brands, Inc. 6.25% 04/15/16                         2,023,830
                                                                   ------------

             SEMICONDUCTOR EQUIPMENT -- 1.7%
 4,000,000   Photronics, Inc. 2.25% 04/15/08 CV                       4,000,000
                                                                   ------------

             TELECOMMUNICATIONS -- 4.6%
 2,000,000   Ameritech 6.875% 10/15/27                                2,016,832
 3,500,000   Cincinnati Bell, Inc. 8.375% 1/15/14                     3,281,250
 1,157,000   GTE Northwest, Inc. 6.30% 06/01/10                       1,209,638
 2,865,000   Nextel Communications, Inc. 7.375% 08/01/15              2,206,050
 1,200,000   Sprint Capital Corp. 6.875% 11/15/28                       894,000
 1,500,000   Verizon Communications, Inc. 4.75% 10/01/13              1,456,386
                                                                   ------------
                                                                     11,064,156
                                                                   ------------
             TOYS/GAMES/HOBBIES -- 2.0%
 2,053,000   Hasbro, Inc. 6.15% 07/15/08                              2,067,433
    45,000   Hasbro, Inc. 6.30% 09/15/17                                 44,912
 2,725,000   Hasbro, Inc. 6.60% 07/15/28                              2,650,542
                                                                   ------------
                                                                      4,762,887
                                                                   ------------
             TRANSPORTATION -- 4.5%
 5,027,000   Bristow Group, Inc. 6.125% 06/15/13                      4,825,920
   300,000   Westinghouse Air Brake Technologies Corp.
               6.875% 07/31/13                                          295,500
 5,955,000   Yellow Roadway Corp. 8.25% 12/01/08                      5,806,125
                                                                   ------------
                                                                     10,927,545
                                                                   ------------

             TOTAL CORPORATE BONDS (Cost $145,917,297)             $134,404,850
                                                                   ------------

================================================================================
 PAR VALUE   U.S. GOVERNMENT AND AGENCY BONDS -- 6.3%                  VALUE
--------------------------------------------------------------------------------

             FEDERAL HOME LOAN BANK -- 0.6%
$1,485,000   3.875% 06/04/10                                       $  1,485,279
                                                                   ------------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.4%
 1,000,000   4.125% 04/15/14                                          1,033,329
 2,381,000   4.00% 06/03/14                                           2,381,781
 2,625,000   5.375% 04/11/22                                          2,710,820
 2,000,000   5.50% 05/10/27                                           2,106,210
                                                                   ------------
                                                                      8,232,140
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   U.S. GOVERNMENT AND AGENCY BONDS -- 6.3% (CONTINUED)      VALUE
--------------------------------------------------------------------------------

             U.S. TREASURY BONDS -- 0.9%
$2,000,000   5.25% 11/15/28                                        $  2,250,782
                                                                   ------------

             U.S. TREASURY NOTES -- 1.4%
 3,000,000   4.00% 02/15/15                                           3,225,936
                                                                   ------------

             TOTAL U.S. GOVERNMENT AND AGENCY BONDS
               (Cost $14,029,798)                                  $ 15,194,137
                                                                   ------------

================================================================================
 PAR VALUE   MORTGAGE-BACKED SECURITIES -- 4.0%                        VALUE
--------------------------------------------------------------------------------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.0%
$2,506,327   Pool #811460 5.00% 06/01/20                           $  2,532,488
 1,014,955   Pool #816407 5.00% 07/01/20                              1,025,549
 1,152,517   Pool #256154 5.00% 03/01/21                              1,164,546
 4,766,096   Pool #888638 5.50% 09/01/37                              4,815,835
                                                                   ------------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,287,632)    $  9,538,418
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 8.2%                                VALUE
--------------------------------------------------------------------------------

 9,908,981   First American Government Obligations Fund - Class Y  $  9,908,981
 9,908,981   First American Treasury Obligations Fund - Class Y       9,908,981
                                                                   ------------
             TOTAL MONEY MARKET FUNDS (Cost $19,817,962)           $ 19,817,962
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 99.1%
               (Cost $244,212,757)                                 $232,981,580

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%            7,261,155
                                                                   ------------

             NET ASSETS -- 100.0%                                  $240,242,735
                                                                   ============

*     The rate shown is the effective rate at March 31, 2008.

ADR   American Depositary Receipt sponsored by a U.S. depositary bank.

CV    Convertible Security.

PFD   Preferred Stock.

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 84.0%                                    VALUE
--------------------------------------------------------------------------------

             AUTO PARTS & EQUIPMENT -- 5.4%
     8,700   Gentex Corp.                                          $    148,944
    10,450   TRW Automotive Holdings Corp. +                            244,216
                                                                   ------------
                                                                        393,160
                                                                   ------------
             BANKS -- 3.0%
    12,075   New York Community Bancorp, Inc.                           220,007
                                                                   ------------

             COMPUTERS -- 1.8%
     2,925   Hewlett-Packard Co.                                        133,555
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES -- 2.8%
     4,725   JPMorgan Chase & Co.                                       202,939
                                                                   ------------

             ELECTRIC UTILITIES -- 4.5%
     4,325   Dominion Resources, Inc.                                   176,633
     3,650   Progress Energy, Inc.                                      152,205
                                                                   ------------
                                                                        328,838
                                                                   ------------
             ENVIRONMENTAL CONTROL -- 2.7%
     5,950   Waste Management, Inc.                                     199,682
                                                                   ------------

             FOOD -- 3.3%
    10,125   ConAgra Foods, Inc.                                        242,494
                                                                   ------------

             HEALTH CARE - PRODUCTS -- 3.3%
     3,675   Johnson & Johnson                                          238,397
                                                                   ------------

             HOME FURNISHINGS -- 2.9%
     7,525   Ethan Allen Interiors, Inc.                                213,936
                                                                   ------------

             INSURANCE -- 6.8%
     4,600   Allstate Corp. (The)                                       221,076
    12,500   Unum Group                                                 275,125
                                                                   ------------
                                                                        496,201
                                                                   ------------
             MEDICAL SUPPLIES -- 3.0%
     4,650   Hillenbrand Industries, Inc.                               222,270
                                                                   ------------

             METALS - ALUMINUM -- 3.1%
     6,250   Alcoa, Inc.                                                225,375
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 84.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             MISCELLANEOUS MANUFACTURING -- 3.1%
     6,100   General Electric Co.                                  $    225,761
                                                                   ------------

             MOTORCYCLES -- 2.8%
     5,450   Harley-Davidson, Inc.                                      204,375
                                                                   ------------

             OIL & GAS -- 3.9%
     2,950   Chevron Corp.                                              251,812
       525   Noble Energy, Inc.                                          38,220
                                                                   ------------
                                                                        290,032
                                                                   ------------
             OIL FIELD SERVICES -- 3.9%
    10,175   BJ Services Co.                                            290,089
                                                                   ------------

             PHARMACEUTICALS -- 11.7%
     4,050   Abbott Laboratories                                        223,357
     5,800   AstraZeneca PLC - ADR                                      220,342
     5,250   GlaxoSmithKline PLC - ADR                                  222,758
     9,025   Pfizer Inc.                                                188,893
                                                                   ------------
                                                                        855,350
                                                                   ------------
             RETAIL -- 4.1%
     3,775   Best Buy Co., Inc.                                         156,512
     4,025   BJ's Wholesale Club, Inc. +                                143,652
                                                                   ------------
                                                                        300,164
                                                                   ------------
             SEMICONDUCTORS -- 9.0%
     9,925   Intel Corp.                                                210,212
    14,750   QLogic Corp. +                                             226,412
    17,825   Teradyne, Inc. +                                           221,386
                                                                   ------------
                                                                        658,010
                                                                   ------------
             SOFTWARE -- 2.9%
     7,575   Microsoft Corp.                                            214,297
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $6,152,948)                 $  6,154,932
                                                                   ------------

================================================================================
    SHARES   EXCHANGE TRADED FUNDS -- 7.4%                             VALUE
--------------------------------------------------------------------------------

     4,325   iShares S&P MidCap 400 Index Fund                     $    336,096
     2,905   iShares S&P MidCap 400 Value Index Fund                    212,152
                                                                   ------------
             TOTAL EXCHANGE TRADED FUNDS (Cost $508,393)           $    548,248
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES   MONEY MARKET FUNDS -- 9.6%                                VALUE
--------------------------------------------------------------------------------

   351,040   First American Government Obligations Fund - Class Y  $    351,040
   351,040   First American Treasury Obligations Fund - Class Y         351,040
                                                                   ------------
             TOTAL MONEY MARKET FUNDS (Cost $702,080)              $    702,080
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 101.0%
               (Cost $7,363,421)                                   $  7,405,260

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0%)            (76,648)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $  7,328,612
                                                                   ============

+     Non-income producing security.
ADR   American Depositary Receipt sponsored by a U.S. depositary bank.

See Accompanying Notes to Schedules of Investments.

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

Securities of The Berwyn Funds (the "Funds") that are listed on a national securities exchange are valued at the last quoted sales price. Securities not traded on the valuation date, NASDAQ traded securities, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price. Short-term investments are valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available, or quotations for which the Funds' investment advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source, and actions of the securities markets, such as the suspension or limitation of trading.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current Generally Accepted Accounting Principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, the Funds have adopted SFAS No. 157 with these Schedules of Investments.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of March 31, 2008:

                                                                                       BERWYN
                                                                       BERWYN        CORNERSTONE
VALUATION INPUTS                                   BERWYN FUND      INCOME FUND         FUND
---------------------------------------------     -------------    -------------    -------------
Level 1 - Quoted Prices                           $ 123,307,353    $  73,844,175    $   7,405,260

Level 2 - Other Significant Observable Inputs                --      164,212,655               --
                                                  -------------    -------------    -------------
                                        TOTAL     $ 123,307,353    $ 238,056,830    $   7,405,260
                                                  =============    =============    =============

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

3.    FEDERAL INCOME TAX

At March 31, 2008, the composition of tax basis unrealized appreciation (depreciation) of investment securities for the Funds was as follows:

                                                                     Berwyn
                                   Berwyn        Berwyn Income     Cornerstone
                                    Fund             Fund             Fund
                                -------------    -------------    -------------

Cost of portfolio investments   $ 131,441,967    $ 244,221,440    $   7,369,293
                                =============    =============    =============

Gross unrealized appreciation   $  11,356,835    $   4,354,736    $     455,735
Gross unrealized depreciation     (19,491,449)     (10,519,346)        (419,768)
                                -------------    -------------    -------------
Net unrealized appreciation /
(depreciation)                  $  (8,134,614)   $  (6,164,610)   $      35,967
                                =============    =============    =============

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Berwyn Funds
               -----------------------------------------------------------------

By (Signature and Title)*           /s/ Robert E. Killen
                                    --------------------------------------------
                                    Robert E. Killen, President

Date          May 28, 2008
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Robert E. Killen
                                    --------------------------------------------
                                    Robert E. Killen, President

Date          May 28, 2008
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                                    --------------------------------------------
                                    Mark J. Seger, Treasurer

Date          May 28, 2008
      ------------------------------

* Print the name and title of each signing officer under his or her signature.